CONVERTIBLE NOTES - Summary of Convertible Notes Outstanding (Details)	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Mar. 31, 2021 USD ($)	Mar. 17, 2021 USD ($)
Debt Instrument [Line Items]
Amortization Of Debt Discount Premium (Interest Expenses )	$ 18,900,000	¥ 120,600,000	¥ 0
Exchange rate change on convertible notes face value		(2,296,722)
March Note
Debt Instrument [Line Items]
Principal amount | $				$ 20,000,000	$ 20,000,000
Convertible Notes Payable, Net
Debt Instrument [Line Items]
Principal amount		92,848,377
Accrued Interest		937,328
Repayment of convertible debt, Principal amount		(39,926,775)
Repayment of convertible debt, Accrued interest		(17,652,626)
Exchange rate change on convertible notes face value		(2,296,722)
Convertible Notes Payable, Net | February Note
Debt Instrument [Line Items]
Principal amount		32,195,500
Accrued Interest		12,388,301
Convertible Notes Payable, Net | March Note
Debt Instrument [Line Items]
Principal amount		129,956,000
Accrued Interest		6,201,653
Convertible Notes Payable, Net | Less: Debt Discount
Debt Instrument [Line Items]
Principal amount		27,079,626
Convertible Notes Payable, Net | Total
Debt Instrument [Line Items]
Principal amount		119,928,003
Accrued Interest		¥ 937,328